Shareholder Report, Line Graph (Details) - USD ($)																										1 Months Ended							2 Months Ended					3 Months Ended			4 Months Ended			5 Months Ended					6 Months Ended			7 Months Ended					8 Months Ended					9 Months Ended		10 Months Ended			11 Months Ended				12 Months Ended		13 Months Ended			14 Months Ended			15 Months Ended		16 Months Ended		17 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended	22 Months Ended	23 Months Ended	26 Months Ended
	May 15, 2026	Apr. 17, 2026	Apr. 07, 2026	Feb. 20, 2026	Nov. 30, 2025	Nov. 21, 2025	Oct. 17, 2025	Sep. 19, 2025	Jul. 18, 2025	Jun. 24, 2025	Jun. 20, 2025	May 31, 2025	May 16, 2025	Apr. 17, 2025	Mar. 21, 2025	Feb. 21, 2025	Jan. 17, 2025	Dec. 20, 2024	Nov. 15, 2024	Oct. 18, 2024	Sep. 20, 2024	Aug. 16, 2024	Jul. 24, 2024	Jun. 21, 2024	Mar. 26, 2024	May 31, 2026	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 30, 2025	Nov. 30, 2024	Nov. 30, 2024	May 31, 2026	Nov. 30, 2025	May 30, 2025	Nov. 30, 2024	May 31, 2024	May 31, 2026	May 31, 2025	Nov. 30, 2024	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025	May 31, 2025	May 30, 2025	Nov. 30, 2024	May 31, 2026	Nov. 30, 2025	May 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2025	May 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 30, 2025	Nov. 30, 2024	Nov. 30, 2025	May 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2026	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2026	May 31, 2026	May 31, 2026	Nov. 30, 2025	Nov. 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026	May 31, 2026	May 31, 2026	Nov. 30, 2025	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
C000248655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - March
Accumulated Value																									$ 10,000												$ 10,100																								$ 10,647																	$ 10,933										$ 11,315				$ 11,738
C000250280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Equal Weight Buffer ETF - June
Accumulated Value																								$ 10,000																								$ 11,022																						$ 10,614														$ 11,274							$ 12,163
C000250354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - June
Accumulated Value																								10,000																								10,443																						10,626														11,170							11,479
C000251231 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - July
Accumulated Value																							$ 10,000																				$ 10,373																							$ 10,558																$ 11,030								$ 11,372
C000252052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - August
Accumulated Value																						$ 10,000																		$ 10,280																							$ 10,425																	$ 10,909									$ 11,260
C000252053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - September
Accumulated Value																					$ 10,000															$ 10,125																							$ 10,261																		$ 10,717										$ 11,086
C000252245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Emerging Markets Buffer ETF - December
Accumulated Value																		$ 10,000																												$ 10,546																							$ 11,864														$ 13,108
C000252246 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Emerging Markets Buffer ETF - March
Accumulated Value															$ 10,000																				$ 10,035																							$ 11,311																		$ 13,020
C000252247 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Emerging Markets Buffer ETF - September
Accumulated Value																					10,000															9,765																							10,370																		11,690										12,924
C000252364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Uncapped Accelerator ETF - January
Accumulated Value																	$ 10,000																									$ 9,796																							$ 11,537																$ 12,895
C000252365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Uncapped Accelerator ETF - April
Accumulated Value														$ 10,000																$ 11,248																							$ 13,225																				$ 14,763
C000252366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Uncapped Accelerator ETF - October
Accumulated Value																				$ 10,000											$ 10,339																								$ 9,977																				$ 11,730											$ 13,066
C000252370 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Equal Weight Buffer ETF - December
Accumulated Value																		10,000																												10,074																							10,784														11,475
C000252371 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Equal Weight Buffer ETF - March
Accumulated Value															10,000																				10,094																							10,778																		11,582
C000252372 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Equal Weight Buffer ETF - September
Accumulated Value																					10,000															10,357																								$ 10,065																	10,669										11,475
C000254273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - April
Accumulated Value														10,000															$ 10,176																								10,474																				10,750
C000254274 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - December
Accumulated Value																		10,000																												10,117																							10,621														10,956
C000254275 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - February
Accumulated Value																$ 10,000																							$ 10,045																							$ 10,486																	$ 10,837
C000254276 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - January
Accumulated Value																	10,000																									10,074																							10,557																10,888
C000254277 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - May
Accumulated Value												$ 10,003	$ 10,000																																					$ 10,365																						$ 10,663
C000254278 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - November
Accumulated Value																			$ 10,000													$ 10,049																						$ 10,168																				$ 10,762											$ 11,051
C000254279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Max Buffer ETF - October
Accumulated Value																				10,000											10,076																								10,172																				10,718											11,046
C000254587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
Accumulated Value																			10,000													10,135																			$ 10,190																							11,050											11,894
C000254589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Accumulated Value																				10,000											10,207																									$ 10,372																			11,138											11,974
C000255841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Quarterly Max Buffer ETF
Accumulated Value																		10,000																													$ 10,189																						10,756														11,083
C000260997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Emerging Markets Buffer ETF - June
Accumulated Value											$ 10,000																																	$ 11,034																							$ 11,764
C000261392 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Laddered Max Buffer ETF
Accumulated Value										$ 10,000																																			$ 10,324																							$ 10,648
C000261996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Uncapped Accelerator ETF - July
Accumulated Value									$ 10,000																																$ 10,963																							$ 12,264
C000263943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Dual Directional Buffer ETF - August
Accumulated Value								$ 10,000																										$ 10,174																							$ 10,789
C000263944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Dual Directional Buffer ETF - February
Accumulated Value				$ 10,000																																		$ 10,448
C000263945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Dual Directional Buffer ETF - May
Accumulated Value	$ 10,000																									$ 10,129
C000263946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Dual Directional Buffer ETF - November
Accumulated Value					$ 10,211	$ 10,000																																											$ 10,834
C000263950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Buffer & Digital Return ETF - April
Accumulated Value		$ 10,000																									$ 10,191
C000263951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Buffer & Digital Return ETF - January
Accumulated Value		10,000																									10,345
C000263952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest U.S. Equity Buffer & Digital Return ETF - October
Accumulated Value							$ 10,000																					$ 10,118																								$ 10,586
C000272279 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Laddered U.S. Equity Uncapped Accelerator ETF
Accumulated Value			$ 10,000																														$ 11,662
C000272281 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Laddered U.S. Equity Equal Weight Buffer ETF
Accumulated Value			10,000																														10,501
C000272535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							FT Vest Laddered Emerging Markets Buffer ETF
Accumulated Value			10,000																														10,688
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							S&P 500® Index
Accumulated Value	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,374	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000		$ 9,926	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,000	10,000	$ 10,000	$ 10,236	10,969	$ 10,291	$ 11,208	$ 11,208	$ 10,301	$ 10,282	11,473	$ 10,299	10,456	10,603	$ 10,167	$ 11,005	$ 9,867	$ 10,902	$ 10,925	$ 9,907	$ 11,169		$ 11,300	10,026	$ 10,026	11,102	$ 11,550	$ 11,571	$ 10,144	$ 11,458	$ 13,065	$ 10,143	10,163	$ 10,163	$ 11,466	12,189	10,460	10,461	$ 11,699	$ 11,502	$ 10,756	$ 12,163	$ 11,549	$ 11,019		$ 12,581	11,687	10,953		$ 12,883	$ 14,546	11,825	11,847	13,569	12,194	$ 11,542	$ 12,806	$ 12,538	$ 12,857	$ 12,845	13,012	12,768	$ 13,164	$ 13,189	13,576	$ 13,455	$ 13,959	$ 14,301	14,215	$ 14,979
Standard And Poor s 500 C000252053 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																													12,193
Standard And Poor s 500 C000254279 Index [Member]
Account Value [Line Items]
Accumulated Value																																																							$ 10,162																				$ 11,846
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							MSCI Emerging Markets Index
Accumulated Value			10,000								$ 10,000				10,000			10,000			10,000												12,039		10,291	9,754								$ 11,577		10,912												12,275	$ 10,591								$ 14,977		13,016							15,880	12,633						16,838				16,342
Standard And Poor s 500 C000254278 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																										$ 11,824
Standard And Poor s 500 C000263950 Index [Member]
Account Value [Line Items]
Accumulated Value																											$ 10,650
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																																																							S&P 500® Equal Weight Index
Accumulated Value			$ 10,000												$ 10,000			$ 10,000			$ 10,000			$ 10,000									$ 10,793		$ 10,206	$ 10,617										$ 10,087		$ 11,430										$ 11,171		$ 10,086									$ 11,041	$ 10,858						$ 12,292	$ 11,040						$ 12,148	$ 11,886			$ 12,147				$ 13,076